Short Duration Inflation-Protected Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$714	$ 634,534
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	531	529,808
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	28	26,929
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	103	102,674
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	469	433,131
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,000,330
Total Asset-Backed Securities (identified cost $2,956,930)		$ 2,727,406

Commercial Mortgage-Backed Securities — 4.3%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$ 5,000	$ 4,917,201
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.696%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	3,135	3,139,705
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.463%, 8/10/50(1)(3)	379	351,961
Series 2015-CR22, Class D, 4.065%, 3/10/48(1)(3)	1,000	744,814
Extended Stay America Trust, Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	2,936	2,927,506
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	3,000	2,993,582
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.044%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	1,272	1,283,436
Total Commercial Mortgage-Backed Securities (identified cost $16,521,424)		$ 16,358,205

U.S. Treasury Obligations — 93.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/28(4)	$11,993	$ 11,930,560
2.00%, 1/15/26(4)	14,241	14,087,584
2.375%, 1/15/27(4)	17,130	17,220,104
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds: (continued)
2.50%, 1/15/29(4)	$19,747	$ 20,346,421
3.625%, 4/15/28(4)	23,495	24,923,219
3.875%, 4/15/29(4)	7,641	8,351,359
U.S. Treasury Inflation-Indexed Notes:
0.125%, 10/15/25(4)	6,052	5,863,915
0.125%, 4/15/26(4)	22,753	21,817,880
0.125%, 7/15/26(4)	20,963	20,145,881
0.125%, 10/15/26(4)	25,284	24,216,622
0.125%, 4/15/27(4)	18,909	17,930,748
0.25%, 7/15/29(4)	2,456	2,291,539
0.375%, 1/15/27(4)	20,802	19,922,449
0.375%, 7/15/27(4)	17,332	16,598,507
0.50%, 1/15/28(4)	22,917	21,849,970
0.625%, 1/15/26(4)	22,469	21,796,851
0.75%, 7/15/28(4)	17,015	16,388,494
0.875%, 1/15/29(4)	3,731	3,588,538
1.25%, 4/15/28(4)	10,470	10,230,094
1.625%, 10/15/27(4)	21,203	21,058,113
2.125%, 4/15/29(4)	9,138	9,273,681
2.375%, 10/15/28(4)	22,557	23,134,894
Total U.S. Treasury Obligations (identified cost $361,022,745)		$352,967,423

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	932,770	$ 932,770
Total Short-Term Investments (identified cost $932,770)		$ 932,770
Total Investments — 99.0% (identified cost $381,433,869)		$372,985,804
Other Assets, Less Liabilities — 1.0%		$ 3,833,569
Net Assets — 100.0%		$376,819,373

Short Duration Inflation-Protected Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $19,085,611 or 5.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2024.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	$ 507,146
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	635,520
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	675,718
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(376,486)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	924,017
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	318,877
							$2,684,792
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

Short Duration Inflation-Protected Income Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $932,770, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,295,921	$69,866,660	$(70,229,811)	$ —	$ —	$932,770	$57,726	932,770
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 2,727,406	$ —	$ 2,727,406
Commercial Mortgage-Backed Securities	—	16,358,205	—	16,358,205
U.S. Treasury Obligations	—	352,967,423	—	352,967,423
Short-Term Investments	932,770	—	—	932,770
Total Investments	$932,770	$372,053,034	$ —	$372,985,804
Swap Contracts	$ —	$ 3,061,278	$ —	$ 3,061,278
Total	$932,770	$375,114,312	$ —	$376,047,082
Liability Description
Swap Contracts	$ —	$ (376,486)	$ —	$ (376,486)
Total	$ —	$ (376,486)	$ —	$ (376,486)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.
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